Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TIVIC HEALTH SYSTEMS, INC.
Entity Central Index Key	0001787740
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer